SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Net Loss of Significant Expense

The following table presents segment revenue and significant expenses regularly reviewed by the CODM for the years ended December 31, 2025 and 2024 (in thousands):

	Year ended December 31,
	2025	2024
Royalty revenues	$570	$501
Operating expenses
Research and development:
Repibresib (VYN201)	8,487	16,271
VYN202	7,756	11,262
Other segment items*	2,994	3,413
General and administrative	11,082	13,192
Total operating expenses	30,319	44,138
Operating loss	(29,749)	(43,637)
Other income, net	3,017	3,834
Loss from continuing operations before income taxes	(26,732)	(39,803)
Income tax expense	4	4
Loss from continuing operations	(26,736)	(39,807)
Income (loss) from discontinued operations, net of income taxes	253	(27)
Net loss	$(26,483)	$(39,834)
*

Other segment items relate to research and development expenses that cannot be directly allocated to one specific product candidate, such as employee-related expenses, consulting, quality control, regulatory, and general IP legal expenses.